Income Tax Expenses Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Components Of Income Tax Expense Benefit [Line Items]
Current tax expense	$ 54,299	$ 31,038	$ 14,937
Deferred tax expense	15,482	24,867	27,680
Income tax expenses	$ 69,781	$ 55,905	$ 42,617